NOTICE TO NOTEHOLDERS CONCERNING REVISED STATEMENTS
JULY THROUGH DECEMBER 2007

As previously noted on the December 17
th
Statement to Noteholders, there was a change in loss
calculation methodology. The attached statements represent a restatement of reported calculations since inception using the newly adopted methodology.

New methodology:
Servicer treats loans over 120 days delinquent and Repossessed Inventory unsold for more than
90 days as Defaulted Receivables. Full principal balance of such accounts is immediately included in the Principal Loss calculation by the Servicer. Any collections or liquidation proceeds associated with these accounts will reduce future losses.

Old methodology:
Previously, loss recognition on such accounts was delayed until final disposition and chargeoff of the account balances.

Summary:
Restated
Report Originally Loss for
Dated Reported Current Month
7/16/2007 - 788,998.17
8/15/2007 224,821.11 255,567.72
9/17/2007 531,676.30 743,737.44
10/15/2007 351,947.02 389,344.83
11/15/2007 804,462.26 1,141,760.32
12/17/2007 1,532,725.15 597,396.81
3,445,631.84 3,916,805.29
Contact:
Derek Klein
Account Administrator
651-495-3839
November 15, 2007
derek.klein@usbank.com
January 11, 2008
Original
Beginning
Principal
Interest
Total
Ending
% of
Class
Face Value
Balance
Distribution
Distribution
Distribution
Balance
Original
A-1 $167,100,000.00 $84,857,881.21 $21,771,213.37 $390,709.02 $22,161,922.39 $63,086,667.84 37.75384071813
A-2 $156,000,000.00 $156,000,000.00 $0.00 $705,900.00 $705,900.00 $156,000,000.00 100.00000000000
A-3 $174,000,000.00 $174,000,000.00 $0.00 $770,330.63 $770,330.63 $174,000,000.00 100.00000000000
A-4 $187,630,000.00 $187,630,000.00 $0.00 $832,288.89 $832,288.89 $187,630,000.00 100.00000000000
B $51,753,000.00 $51,753,000.00 $0.00 $249,708.23 $249,708.23 $51,753,000.00 100.00000000000
C $35,829,000.00 $35,829,000.00 $0.00 $177,950.70 $177,950.70 $35,829,000.00 100.00000000000
Certificates N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A
Total $772,312,000.00 $690,069,881.21 $21,771,213.37 $3,126,887.47 $24,898,100.84 $668,298,667.84 86.53221338526
AMOUNTS PER $1,000 UNIT
Principal
Interest
Total
Ending
Class
Cusip
Distribution
Distribution
Distribution
Balance
Interest Rate
Next Rate
A-1 590170AA4 $130.28853004 $2.33817487 $132.62670491 $377.53840718 5.34690% 5.34690%
A-2 590170AB2 $0.00000000 $4.52500000 $4.52500000 $1,000.00000000 5.43000% 5.43000%
A-3 590170AC0 $0.00000000 $4.42718753 $4.42718753 $1,000.00000000 5.14125% 4.70188%
A-4 590170AD8 $0.00000000 $4.43579859 $4.43579859 $1,000.00000000 5.15125% 4.71188%
B 590170AE6 $0.00000000 $4.82500010 $4.82500010 $1,000.00000000 5.79000% 5.79000%
C 590170AF3 $0.00000000 $4.96666667 $4.96666667 $1,000.00000000 5.96000% 5.96000%
Certificates N/A N/A N/A N/A N/A N/A N/A

Revision Date:
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:

Contact:
Derek Klein
Account Administrator
651-495-3839
November 15, 2007
derek.klein@usbank.com
January 11, 2008
Revision Date:
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
Collection Period # 5
Collection Period Beginning Date October 1, 2007
Collection Period End Date October 31, 2007
Distribution Date November 15, 2007
I. Available Amounts
A. Credits
1. Payments from Obligors Applied to Collection Period
a. Scheduled Principal Payments $12,891,936.76
b. Prepaid Principal Payments $10,157,638.81
c. Total Principal Payments $23,049,575.57
d. Interest Payments $2,585,435.49
e. Total (c+d) $25,635,011.06
2. Purchase Amounts from Purchased Receivables
a. Principal Payments $0.00
b. Interest Payments $0.00
c. Total (a+b) $0.00
3. Recovery of Defaulted Receivables
a. Aggregate Amount of Defaulted Receivables $1,728,089.89
b. Liquidation Proceeds Allocated to Principal ($9,444.68)
c. Liquidation Proceeds Allocated to Interest $0.00
d. Recoveries Allocated to Principal $0.00
e. Recoveries Allocated to Interest $0.00
f. Net Principal Loss $1,141,760.32
g. Total (b+c+d+e) ($9,444.68)
4. Payment for Optional Prepayment at Call Date $0.00
5. Receivables Servicer Fees ($527,763.74)
6. Administrator Fees ($131,940.93)
7. Total Credits (sum 1 through 6) $24,965,861.71
B. Total Collections
1. Available Interest Collections $1,925,730.82
2. Available Principal Collections $23,040,130.89
3. Net Swap Receipts $0.00
4. Total Collections (1+2+3) $24,965,861.71
II. Receivable Pool Balance
A. Pool Balance as of the Cut-off Date $881,547,644.90
B. Pool Balance as of the Beginning of the Collection Period $791,037,515.56
C. Pool Balance as of the End of the Collection Period $766,855,624.35
D. Aggregate Cut-off Date Adjusted Principal Balance $796,203,103.00
E. Adjusted Principal Balance as of the Beginning of the Collection Period $717,712,308.57
F. Adjusted Principal Balance as of the End of the Collection Period $696,783,343.78
G. Pool Factor as of end of Collection Period 0.869896969
H. Defaulted Account Balance as of the Beginning of the Collection Period $608,089.79
I. Defaulted Account Balance as of the End of the Collection Period $941,149.81
III. Summary of Cash Disbursements
Total Available Collections $24,965,861.71
A. Servicing Fee $14,513.50
B. Excess Indenture Trustee, Securities Administrator, Owner Trustee and Administrator Fees $0.00
C. Net Swap Payments $53,247.37
D. Total Class A Interest Payment $2,699,228.54
E. First Allocation of Principal $0.00
F. Class B Interest Payment $249,708.23
G. Second Allocation of Principal $0.00
H. Class C Interest Payment $177,950.70
I. Regular Allocation of Principal $21,771,213.37
J. Remaining Available Collections Released to Certificateholder $0.00

Contact:
Derek Klein
Account Administrator
651-495-3839
November 15, 2007
derek.klein@usbank.com
January 11, 2008
Revision Date:
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
IV. Accrued Note Interest Distribution
Beginning Interest on
Ending
Interest Interest Interest Interest Interest
Monthly Carryover Carryover Distributable Distributable Carryover
Class Rate Interest Shortfall Shortfall Amount Amount Paid Shortfall
A-1 5.34690% $390,709.02 $0.00 $0.00 $390,709.02 $390,709.02 $0.00
A-2 5.43000% $705,900.00 $0.00 $0.00 $705,900.00 $705,900.00 $0.00
A-3 5.14125% $770,330.63 $0.00 $0.00 $770,330.63 $770,330.63 $0.00
A-4 5.15125% $832,288.89 $0.00 $0.00 $832,288.89 $832,288.89 $0.00
B 5.79000% $249,708.23 $0.00 $0.00 $249,708.23 $249,708.23 $0.00
C 5.96000% $177,950.70 $0.00 $0.00 $177,950.70 $177,950.70 $0.00
V. Summary of Principal Distributions
A. Principal Distribution Amount Triggers (Sequential Pay Trigger)
1. Cumulative Net Loss Rate 0.38%
2. Cumulative Net Loss Limit For the Current Payment Date: 0.85%
3. Principal Distribution Amount Trigger Status Pass
B First Allocation of Principal $0.00
C. Second Allocation of Principal $0.00
D. Regular Allocation of Principal $21,771,213.37
E. Total Principal Distributions $21,771,213.37
Class A Principal Payment Amount $21,771,213.37
Class B Principal Payment Amount $0.00
Class C Principal Payment Amount $0.00
VI. Overcollateralization Amount
A. Initial Overcollateralization Amount $23,891,103.00
B. Current Overcollateralization Amount $28,484,675.94
C. Target Overcollateralization Amount $38,323,083.91
VII. Delinquency and Default Information
A. Delinquency Information
Delinquency Count Principal
0-29 days 40,492 $752,550,153.16
30-59 days 493 $9,788,065.69
60-89 days 140 $2,576,751.81
90+ days 57 $667,750.41
Repossessed Vehicles 60 $1,272,903.28
Total 41,242 $766,855,624.35
B. Delinquency Ratio ( >= 60 days)
1. Outstanding Principal Balance of 60+ Delinquencies $3,244,502.22
2. Principal Balance as of the End of the Collection Period $766,855,624.35
3. Delinquency Ratio (1/2) 0.42%
4. Delinquency Ratio for Prior Collection Period 0.42%
5. Delinquency Ratio for 2 Collection Periods Prior 0.39%
6. Average Delinquency Ratio ((sum 3 through 5) / 3) 0.41%
C. Defaulted Receivables
1. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period $1,728,089.89
2. Principal Balance of Receivables which became Defaulted Receivables in current Collection Period as % of Pool Balance 0.22%
3. Number of Receivables which became Defaulted Receivables in current Collection Period 86
4. Cumulative Principal Balance of Defaulted Receivables since inception $4,177,025.84
5. Cumulative Principal Balance of Defaulted Receivables since inception as % of Cut-Off Date Pool Balance 0.47%
6. Cumulative Number of Defaulted Receivables since inception 212

Contact:
Derek Klein
Account Administrator
651-495-3839
November 15, 2007
derek.klein@usbank.com
January 11, 2008
Revision Date:
Monthly Statement to Noteholders
MERRILL AUTO TRUST SECURITIZATION
SERIES 2007-1
Distribution Date:
VIII. Aggregate Portfolio Average Monthly Net Loss Rate
1. Pool Balance as of the Cut-off Date $881,547,644.90
2. Net Losses during Collection Period $1,141,760.32
3. Pool Balance as of the Beginning of the Collection Period $791,037,515.56
4. Monthly Net Loss Ratio (2 / 3) 0.14%
5. Cumulative Net Principal Loss $3,319,408.48
6. Cumulative Net Loss Ratio (5 / 1) 0.38%
A. Monthly Net Loss Ratio for 2 Collection Periods Prior 0.09%
B. Monthly Net Loss Ratio for Prior Collection Period 0.05%
C. Monthly Net Loss Ratio for Current Collection Period 0.14%
D. Rolling 3 Month Monthly Net Loss Ratio ((sum A through C) / 3) 0.09%
IX. Aggregate Portfolio Information
A. Weighted Average APR 3.87%
B. Weighted Average Remaining Term 54
C. Weighted Average Original Term 66
D Monthly Prepayment Speed (% ABS) 1.22%
E. Life to Date Prepayment Speed (% ABS) 0.28%
X. Individual Pool Information
CenterOne
Pool Balance as of the Cut-off Date ($) $881,547,644.90
Pool Balance as of the End of the Collection Period ($) $767,796,774.16

Original Weighted Average APR
3.87%
Weighted Average APR at end of Collection Period 3.87%

Original Weighted Average Remaining Term (months)
57
Weighted Average Remaining Term at end of Collection Period (months) 54

Original Weighted Average Original Term (months)
66